BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES (Schedule of Owned Assets) (Details)	12 Months Ended
Dec. 31, 2017
Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of owned assets (In years)	5-15 years
Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of owned assets (In years)	50 years
Office equipment and fittings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of owned assets (In years)	10 years
Computers, fixtures and fittings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of owned assets (In years)	3-5 years
Plant and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of owned assets (In years)	5-15 years